Other Financial Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Financial Assets
Schedule of other financials assets

In € thousand	June 30, 2023	December 31, 2022
Security deposits	3,451	3,386
Total non-current financial assets	3,451	3,386
Fixed term deposits	60,094	19,987
Security deposits	109	2,594
Total current other financial assets	60,203	22,581